Vessels, Port Terminals and Other Fixed, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed, Net

NOTE 4: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$814,510	$(318,591)	$495,919
Additions	8,704	(14,237)	(5,533)
Impairment losses	(2,038)	1,121	(917)
Transfers to Asset held for sale	(3,878)	—	(3,878)
Transfers from deposits for vessels, port terminal and other fixed assets, net	3,198	—	3,198
Disposals	(147)	—	(147)
Balance June 30, 2023	$820,349	$(331,707)	$488,642

On September 8, 2022, the Company completed the sale of its 21 owned vessels to Navios Partners. For further information on the sale, see Note 15 “Discontinued operations” in the interim condensed consolidated financial statements.

Navios Logistics

During the second quarter of 2023, Navios Logistics completed the construction of a new iron ore stockpile area in its Iron Ore Port Terminal and a total amount of $3,198 was transferred to “Vessels, port terminals and other fixed assets, net” in the interim condensed consolidated statement of financial position. As of December 31, 2022, Navios Logistics has paid $1,907 for the construction of the new stock pile area in its Iron Ore Port Terminal, which was included in the interim condensed consolidated statement of financial position under the caption “Other long-term assets”.

As of June 30, 2023 and December 31, 2022, Navios Logistics has paid $871 and $807, respectively, for capitalized expenses for the development of its port operations in Port Murtinho, Brazil, which was included in the interim condensed consolidated statement of financial position under the caption “Other long-term assets”.

As of June 30, 2023 and December 31, 2022, Navios Logistics has paid $3,941 and $597, respectively, for the construction of a crane in the Iron Ore Port Terminal, which is included in the interim condensed consolidated statement of financial position under the caption “Other long-term assets”.

As of June 30, 2023, Navios Logistics has paid $930 for the development of a new liquid terminal in Nueva Palmira, which is included in the interim condensed consolidated statement of financial position under the caption “Other long-term assets”.

Impairment loss

As of June 30, 2023, the vessel He Man H met the criteria to be accounted as an asset held for sale and has been re-measured to its fair value less cost to sell, which resulted in an impairment loss of $1,651 (including $734 remaining carrying balance of dry dock costs), which is included in the unaudited condensed consolidated statements of comprehensive income under the caption “Impairment loss”. In addition, an amount of $29, which relates to inventory, is classified as held for sale and increased the amount of asset held for sale to $3,907. The fair value of the vessel is determined to $4,450. The Company completed the sale of the He Man H to an unrelated third party in August 2023.